Schedule of other (expenses) income (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Grant income		£ 6,381	£ 547,928
Other income			21,272
Other (expenses)/income		£ 6,381	£ 569,200